SCHEDULE OF MATURITIES OF OPERATING LEASE LIABILITIES (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Right-of-use Assets And Operating Liabilities
2024	$ 181,684	$ 1,411,265
2026	221,594	1,721,280
2027	193,895	1,506,120
Total future lease payments	597,173	4,638,665
Less imputed interest	(47,726)	(370,720)
Present value of lease obligation	$ 549,447	$ 4,267,945	$ 1,746,317